Debt (Details) - Schedule of carrying value of the Company's royalty obligation $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Schedule Of Carrying Value Of The CompanyS Royalty Obligation [Abstract]
Royalty obligation as of December 31, 2020	$ 7,211
Non-cash interest expense recognized	2,051
Royalty obligation - ending balance	$ 9,262